FORM N-SAR
                           SEMI-ANNUAL REPORT
                   FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:

    	or fiscal year ending:	12/31/98

Is this a transition report? (Y/N)     N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "[/ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	KILICO Variable Separate Account-2
  	B.	File Number: 811-	08347
  	C.	Telephone Number:	847-550-5500


2.	A.	Street:   1 Kemper Drive
  	B.	City:  Long Grove   	C. State:  IL	  	D. Zip Code:  60049  Zip Ext:0001
  	E.	Foreign Country:		                      	Foreign Postal Code:


3.	Is this the first filing on this form by Registrant? (Y/N)     Y


4.	Is this the last filing on this form by Registrant? (Y/N)     N


5.	Is Registrant a small business investment company (SBIC)? (Y/N)     N
  	[If answer is "Y" (Yes), complete only items 89 through 110.]


6.	Is Registrant a unit investment trust (UIT)? (Y/N)     Y
  	[If answer is "Y" (Yes) complete only items 111 through 132.]


7.	A.	Is Registrant a series or multiple portfolio company? (Y/N)
    		[If answer is "N" (No), go to item 8.]

  	B.	How many separate series or portfolios did Registrant have at the end of the period?

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                                            									If filing more than one
                                            									Page 2, "X" box: [  ]

For period ending   	12/31/98
File number 811-	    08347


     C.	List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM
        IS FILED.

                                                  										Is this the last
          Series		                                    						filing for this
         	Number	        	 	  Series Name				               series?
       	__________	_______________________________________	 ________________
                                                											      (Y/N)

        		1









(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)




                                   02

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                                            									If filing more than one
                                            									Page 47, "X" box:	[  ]

For period ending	   12/31/98
File number 811-	    08347


UNIT INVESTMENT TRUSTS

111.	A.	[/ ]  Depositor Name:     Kemper Investors Life Insurance Company
	    B.	[/ ]  File Number (If any):
    	C.	[/ ]  City: Long Grove	  State:  IL	   Zip Code: 60049	Zip Ext.: 0001
      		[/ ]  Foreign Country:				             Foreign Postal Code:


111.	A.	[/ ]  Depositor Name:
    	B.	[/ ]  File Number (If any):
    	C.	[/ ]  City:		           	State:		      Zip Code:     		Zip Ext.:
      		[/ ]  Foreign Country:				             Foreign Postal Code:


112.	A.	[/ ]  Sponsor Name:     Kemper Investors Life Insurance Company
    	B.	[/ ]  File Number (If any):
    	C.	[/ ]  City: Long Grove	  State:  IL	   Zip Code: 60049 Zip Ext.: 0001
      		[/ ]  Foreign Country:		             		Foreign Postal Code:


112.	A.	[/ ]  Sponsor Name:
    	B.	[/ ]  File Number (If any):
    	C.	[/ ]  City:	           		State:	      	Zip Code:     		Zip Ext.:
      		[/ ]  Foreign Country:	             			Foreign Postal Code:




                                   48

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                                            									If filing more than one
                                            									Page 48, "X" box:	[  ]

For period ending	   12/31/98
File number 811-	    08347


113.	A.	[/ ]  Trustee Name:
    	B.	[/ ]  City:			          State:	       	Zip Code:	     	Zip Ext.:
      		[/ ]  Foreign Country:				             Foreign Postal Code:


113.	A.	[/ ]  Trustee Name:
    	B.	[/ ]  City:			          State:		       Zip Code:		     Zip Ext.:
      		[/ ]  Foreign Country:		             		Foreign Postal Code:


114.	A.	[/ ]  Principal Underwriter Name: Investors Brokerage Services, Inc.
    	B.	[/ ]  File Number:  8-     14989
    	C.	[/ ]  City: Long Grove	 State: IL	     Zip Code: 60049 Zip Ext.: 0001
      		[/ ]  Foreign Country:		             		Foreign Postal Code:


114.	A.	[/ ]  Principal Underwriter Name:
    	B.	[/ ]  File Number:  8-
      		[/ ]  City:	          		State:		       Zip Code:	      Zip Ext.:
      		[/ ]  Foreign Country:				             Foreign Postal Code:


115.	A.	[/ ]  Independent Public Accountant Name:	PricewaterhouseCoopers LLP
    	B.	[/ ]  City: Chicago		   State: IL	     Zip Code: 60601 Zip Ext.:
      		[/ ]  Foreign Country:             				Foreign Postal Code:


115. A.	[/ ]  Independent Public Accountant Name:
    	B.	[/ ]  City:			          State:	       	Zip Code:		     Zip Ext.:
      		[/ ]  Foreign Country:			             	Foreign Postal Code:




                                   48

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                                           									If filing more than one
                                           									Page 49, "X" box:	[  ]
For period ending	   12/31/98
File number 811-	    08347


116.	Family of investment companies information:
    	A.	[/ ]  Is Registrant part of a family of investment companies? (Y/N) Y
                                                            												   Y/N
    	B.	[/ ]  Identify the family in 10 letters:  ZURICHKEMP
		            (NOTE:  In filing this form, use this identification
              consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.	A.	[/ ]  Is Registrant a separate account of an insurance company? (Y/N)
                                                                       	    Y
                                                            												   Y/N
    	If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

    	B.	[/ ]  Variable annuity contracts? (Y/N)					                        N
                                                            												   Y/N

    	C.	[/ ]  Scheduled premium variable life contracts? (Y/N)			           N
                                                            												   Y/N

    	D.	[/ ]  Flexible premium variable life contracts? (Y/N)				           Y
                                                            												   Y/N

    	E.	[/ ]  Other types of insurance products registered under the
              Securities Act of 1933? (Y/N)			                       			    N
                                                            												   Y/N

118.	[/ ]	State the number of series existing at the end of the period
          that had	securities registered under the Securities Act of 1933   1

119.	[/ ]	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
          period			                                                         0

120.	[/ ]	State the total value of the portfolio securities on the date of
          deposit for the	new series included in item 119
          ($000's omitted)			                                           	$  0

121.	[/ ]	State the number of series for which a current prospectus was
          in existence	at the end of the period.					                 		    1

122.	[/ ]	State the number of existing series for which additional units
          were registered	under the Securities Act of 1933 during the
          current period.			                                                0

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                                            									If filing more than one
                                            									Page 50, "X' box:	[  ]
For period ending	   12/31/98
File number 811-	    08347


123.	[/ ]  State the total value of the additional units considered in
           answering item 122  ($000's omitted)				                    			$ 0


124.	[/ ]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
           (the value of these units is to be	measured on the date they were
           placed in the subsequent series)
         		($000's omitted)                                            			$ 0


125.	[/ ]  State the total dollar amount of sales loads collected (before
           reallowances to other	brokers or dealers) by Registrant's
           principal underwriter and any underwriter	which is an affiliated
           person of the principal underwriter during the current period
         		solely from the sale of units of all series of Registrant
         		($000's omitted)						                                        	$ 0


126.	Of the amount shown in item 125, state the total dollar amount of
     sales loads collected	from secondary market operations in Registrant's
     units (include the sales loads, if any,	collected on units of a prior
     series placed in the portfolio of a subsequent series.)
    	($000's omitted)				                                             				$ 0


127.	List opposite the appropriate description below the number of series
     whose portfolios are	invested primarily (based upon a percentage of NAV)
     in each type of security shown, the	aggregate total assets at market
     value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each
     such group	of series during the current period (excluding distributions of realized gains, if any):

                               		Number of	  	Total Assets	  	Total Income
                          					   Series  		    ($000's	    	Distributions
                              			Investing		    omitted)	   ($000's omitted)

A.	U.S. Treasury direct issue				               $			          $

B.	U.S. Government agency				                   $	            $

C.	State and municipal tax-free				             $	            $

D.	Public utility debt					                     $	          		$

E.	Brokers or dealers debt or
  	debt of brokers' or dealers'
  	parent				                               			 $	          		$

F.	All other corporate intermed.
  	& long term debt				                        	$          			$

G.	All other corporate short-term debt			       $	          		$

H.	Equity securities of brokers or dealers
  	or parents of brokers or dealers			          $	          		$

I.	Investment company equity
  	securities	                             					$	          		$

J.	All other equity securities      	1       			$ 0	        		$

K.	Other securities				                        	$          			$

L.	Total assets of all series of
  	registrant			                     1	       		$ 0	        		$


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                                            									If filing more than one
                                               						Page 51, "X" box:	[  ]
For period ending	   12/31/98
File number 811-	    08347


128.	[/ ]  Is the timely payment of principal and interest on any of the
           portfolio securities held	by any of Registrant's series at the
           end of the current period insured or guaranteed	by an entity
           other than the issuer? (Y/N)
										                                                            		 N
         		[If answer is "N" (No), go to item 131.]	                				Y/N


129.	[/ ]  Is the issuer of any instrument covered in item 128 delinquent or
           in default as to	payment of principal or interest at the end of
           the current period? (Y/N)
                                                            												___
         		[If answer is "N" (No). go to item 131.]			                		Y/N


130.	[/ ]  In computations of NAV or offering price per unit, is any part
           of the value attributed	to instruments identified in item 129
           derived from insurance or guarantees? (Y/N)
										                                                            		___
                                                            												Y/N


131.	Total expenses incurred by all series of Registrant during the current
     reporting period	($000's omitted)						                          		$ 0


132.	[/ ]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

    	811-08347	 811-		     811-     		811-     		811-
    	811-     		811-		     811-	     	811-	     	811-
    	811-     		811-     		811-     		811-	     	811-
     811-      	811-	    	 811-	     	811-	     	811-
    	811-	     	811-	     	811-     		811-	     	811-
    	811-	     	811-	     	811-	     	811-	     	811-
    	811-	     	811-	     	811-	     	811-	     	811-
    	811-	     	811-	     	811-	     	811-	     	811-
    	811-     		811-	     	811-	     	811-	     	811-



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This report is signed on behalf of the registrant (or depositor or trustee)
in the City of Long Grove and State of Illinois on February 23, 1999.

                               				KEMPER INVESTORS LIFE INSURANCE COMPANY
                               				KILICO VARIABLE SEPARATE ACCOUNT-2
                               				(NAME OF REGISTRANT, DEPOSITOR OR TRUSTEE)



Witness:	/s/ Frank J. Julian		     By: /s/ David S. Jorgensen
       		Frank J. Julian				          	David S. Jorgensen
       		Vice President, Associate    	Corporate Controller
         General Counsel and          	(Name and title of person
         Assistant Secretary          	signing on behalf of
         (Name and Title)								      registrant, depositor or
                               								trustee)